Lease Liability	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Lease Liability

As part of the Eastmain acquisition, the Company acquired a right-of-use asset for a 5-year lease of office space that commenced on April 1, 2019. At the date of the acquisition, the right-of-use asset and corresponding lease liability were measured at fair value as part of the purchase price allocation (note 4ii).

The right-of-use asset is recorded in property and equipment (note 7), and the corresponding lease liability was as follows:

At December 31 2020
Balance, beginning of year	$-
Additions, upon acquisition of Eastmain (note 4ii)	259
Interest expense	14
Lease payments	(25)
Balance, end of the year	$248

Classified as:
Current	$55
Non-current	193
$248

	Under 1 year	Between 1 – 2 years	Between 3 – 5 years	Total
Remaining lease payments $	55	$70	$123	$248